Assets Held for Sale and Discontinued Operations - Summary of Assets and Liabilities or Disposal Groups Classified as Held for Sale (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 1,883	$ 1,427	$ 450
Inventories	2,685	2,390
Property, plant and equipment	40,095	37,382	$ 33,578
TOTAL ASSETS	52,359	47,368
Liabilities [abstract]
Current portion of lease liabilities	132	127
Lease liabilities (Note 20(c))	439	567
Deferred income tax liabilities	6,778	5,973
Provisions and other liabilities	3,166	4,023
Total liabilities	25,848	$ 23,595
Discontinued operations
ASSETS
Cash and cash equivalents	34
Inventories	53
Prepaid and other current assets	49
Financial and other assets	43
Property, plant and equipment	1,387
TOTAL ASSETS	1,566
Liabilities [abstract]
Trade accounts payable and other liabilities	177
Current portion of lease liabilities	9
Current income taxes payable	46
Lease liabilities (Note 20(c))	200
Deferred income tax liabilities	68
Provisions and other liabilities	145
Total liabilities	645
Discontinued operations | Quintette
ASSETS
Cash and cash equivalents	0
Inventories	0
Prepaid and other current assets	0
Financial and other assets	1
Property, plant and equipment	263
TOTAL ASSETS	264
Liabilities [abstract]
Trade accounts payable and other liabilities	5
Current portion of lease liabilities	0
Current income taxes payable	0
Lease liabilities (Note 20(c))	0
Deferred income tax liabilities	50
Provisions and other liabilities	35
Total liabilities	90
Discontinued operations | Fort Hills
ASSETS
Cash and cash equivalents	34
Inventories	53
Prepaid and other current assets	49
Financial and other assets	42
Property, plant and equipment	1,124
TOTAL ASSETS	1,302
Liabilities [abstract]
Trade accounts payable and other liabilities	172
Current portion of lease liabilities	9
Current income taxes payable	46
Lease liabilities (Note 20(c))	200
Deferred income tax liabilities	18
Provisions and other liabilities	110
Total liabilities	$ 555